INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Interest expense (reversal) reflected within net tax expense	CAD 0	CAD (1,000,000)	CAD 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	13,000,000	13,000,000	19,000,000
Gross increases – tax positions in prior years	3,000,000	2,000,000	2,000,000
Gross decreases – tax positions in prior years	0	(2,000,000)	(8,000,000)
Gross increases – tax positions in current year	2,000,000	1,000,000	1,000,000
Settlement	(1,000,000)	0	0
Lapse of statutes of limitations	(2,000,000)	(1,000,000)	(1,000,000)
Unrecognized Tax Benefit at End of Year	CAD 15,000,000	CAD 13,000,000	CAD 13,000,000